Document and Entity Information	Feb. 28, 2020
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2020
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
THE HARTFORD INFLATION PLUS FUND | Class F
Prospectus:
Trading Symbol	HIPFX
THE HARTFORD INFLATION PLUS FUND | Class R5
Prospectus:
Trading Symbol	HIPTX
THE HARTFORD INFLATION PLUS FUND | Class R4
Prospectus:
Trading Symbol	HIPSX
THE HARTFORD INFLATION PLUS FUND | Class R3
Prospectus:
Trading Symbol	HIPRX
THE HARTFORD INFLATION PLUS FUND | Class I
Prospectus:
Trading Symbol	HIPIX
THE HARTFORD INFLATION PLUS FUND | Class Y
Prospectus:
Trading Symbol	HIPYX
THE HARTFORD INFLATION PLUS FUND | Class C
Prospectus:
Trading Symbol	HIPCX
THE HARTFORD INFLATION PLUS FUND | Class A
Prospectus:
Trading Symbol	HIPAX